OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments (Unaudited)
September 30, 2021

	Shares	Value
COMMON STOCKS - 19.4%
BRAZIL - 2.1%
Afya Ltd. (n)	449	$8,863
Azul SA, ADR (n)	1,786	35,827
Banco Bradesco SA, ADR	16,284	62,369
Caixa Seguridade Participacoes S/A (n)	2,607	3,940
Itau Unibanco Holding SA, ADR	9,701	51,124
Petroleo Brasileiro SA, ADR	6,880	71,139
Raizen SA (n)	30,389	39,676
Vale SA, ADR	4,873	67,978
Total BRAZIL		340,916
CHINA - 6.8%
3SBio, Inc. (e) (n)	15,690	15,371
Alibaba Group Holding Ltd. (n)	4,500	83,313
Aluminum Corporation of China Ltd. (n)	75,154	55,822
Anhui Conch Cement Company Ltd.	8,909	48,122
Baoshan Iron & Steel Company Ltd.	31,589	42,207
Cathay Pacific Airways Ltd. (n)	42,071	35,146
China Construction Bank Corp.	96,197	68,654
China Merchants Bank Company Ltd.	3,000	23,874
China Youran Dairy Group Ltd. (e)(n)	6,791	4,125
Country Garden Services Holdings Company Ltd.	3,000	23,706
Galaxy Entertainment Group Ltd. (n)	6,180	31,710
Geely Automobile Holdings Ltd.	10,673	30,638
JD Logistics, Inc. (e)(n)	16,100	67,489
JW Cayman Therapeutics Company Ltd. (e) (n)	4,500	8,587
MMG Ltd. (n)	53,443	22,205
Murata Manufacturing Company Ltd.	449	39,715
Nine Dragons Paper Holdings Ltd.	31,598	38,570
Orient Overseas International Ltd.	3,017	52,179
Pharmaron Beijing Company Ltd. (e)	2,100	50,097
Ping An Bank Company Ltd.	7,500	20,706
Ping An Bank Company Ltd.	3,800	10,491
Ping An Insurance Group Company of China Ltd.	4,587	31,372
Riyue Heavy Industry Company Ltd.	6,011	31,975
Shanghai International Airport Company Ltd. (n)	5,100	34,701
Shimao Group Holdings Ltd.	17,206	31,535
Shimao Services Holdings Ltd. (e)	14,995	31,003
Sun Art Retail Group Ltd.	37,513	17,346
Suofeiya Home Companyllection Company Ltd.	7,100	18,210
Weichai Power Company Ltd.	16,395	33,933
WuXi AppTec Company Ltd. (e)	3,000	69,839
Zijin Mining Group Company Ltd.	27,056	32,858
Total CHINA		1,105,499
GREECE - 0.3%
Alpha Services and Holdings SA (n)	41,688	52,298
Total GREECE		52,298
HUNGARY - 0.2%
OTP Bank Nyrt (n)	679	39,730
Total HUNGARY		39,730
INDIA - 1.9%
Axis Bank Ltd., GDR (n)	956	48,852
ICICI Bank Ltd., ADR	4,152	78,347
Larsen & Toubro Ltd., GDR	3,723	86,374
Reliance Industries Ltd., GDR (e)	1,430	97,383
Total INDIA		310,956
INDONESIA - 0.9%
Bank Rakyat Indonesia Persero Tbk PT	282,243	75,232
Freeport-McMoRan, Inc.	1,512	49,185
Semen Indonesia Persero Tbk PT	52,707	29,955
Total INDONESIA		154,372
MEXICO - 0.9%
Cemex SAB de CV, ADR (n)	7,348	52,685
Fresnillo PLC	3,166	33,155
Grupo Financiero Banorte SAB de CV	10,406	66,691
Total MEXICO		152,531
RUSSIA - 1.3%
LUKOIL PJSC, ADR	956	90,796
Polymetal International PLC	1,793	30,295
Sberbank of Russia PJSC, ADR	5,302	98,848
Total RUSSIA		219,939
SOUTH AFRICA - 0.3%
AngloGold Ashanti Ltd., ADR	3,295	52,687
Total SOUTH AFRICA		52,687
SOUTH KOREA - 2.3%
Hana Financial Group, Inc.	2,085	81,047
KB Financial Group, Inc.	760	35,346
Krafton, Inc. (n)	63	26,711
LG Chem Ltd.	57	36,969
Samsung Electronics Company Ltd.	2,347	145,502
SK Hynix, Inc.	617	52,819
Total SOUTH KOREA		378,394
TAIWAN - 2.1%
ASE Technology Holding Company Ltd.	10,508	40,653
Hon Hai Precision Industry Company Ltd.	13,466	50,263
MediaTek, Inc.	1,403	45,159
Taiwan SemiCompanynductor Manufacturing Company Ltd.	10,550	218,197
Total TAIWAN		354,272
THAILAND - 0.3%
Charoen Pokphand Foods PCL, Foreign Shares	65,500	49,717
Total THAILAND		49,717
Total COMMON STOCKS
(Cost $3,353,692)		3,211,311
EXCHANGE TRADED FUNDS - 0.6%
India - 0.4%
iShares MSCI India ETF	1,500	73,035
Turkey - 0.2%
iShares MSCI Turkey ETF	1,200	25,512
Total EXCHANGE TRADED FUNDS		98,547
(Cost $98,440)
Total Investments - 20.0%
(Cost $3,452,132)		3,309,858
Other Assets in Excess of Liabilities - 80.0%		13,249,181
TOTAL NET ASSETS - 100.0%		$16,559,039

ADR - American Depositary Receipt
GDR- Global Depositary Receipt
ETF - Exchange-traded Fund
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the total value of all such securities was $343,894 or 2.1% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of employees of the Adviser.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$340,916	$-	$-	$340,916
China	-	1,105,499	-	1,105,499
Greece	-	52,298	-	52,298
Hungary	-	39,730	-	39,730
India	310,956	-	-	310,956
Indonesia	49,185	105,187	-	154,372
Mexico	119,376	33,155	-	152,531
Russia	-	219,939	-	219,939
South Africa	52,687	-	-	52,687
South Korea	26,711	351,683	-	378,394
Taiwan	-	354,272	-	354,272
Thailand	-	49,717	-	49,717
Total Common Stocks	899,831	2,311,480	-	3,211,311
Exchange Traded Funds:
India	73,035	-	-	73,035
Turkey	25,512	-	-	25,512
Total Exchange Traded Funds	98,547	-	-	98,547
Total	$998,378	$2,311,480	$-	$3,309,858